Loans and Allowance for Credit Losses Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Unearned income, net deferred loan fees and unamortized discount and premium	$ 7,400,000,000	$ 9,300,000,000
Loan charge-offs	10,973,000,000	13,615,000,000	20,100,000,000	19,825,000,000	8,777,000,000
Allowance for Credit Losses, Purchased Credit-Impaired	117,000,000	231,000,000	298,000,000	333,000,000
Financing Receivable, Recorded Investment, nonaccrual status	20,486,000,000	21,304,000,000
90 days past due and still accruing	23,245,000,000	22,569,000,000
Impaired loans, Recorded Investment	30,012,000,000	28,010,000,000
Unpaid principal balance	36,255,000,000	39,332,000,000
Total unfunded loan commitments on troubled debt restructurings	421,000,000	3,800,000,000
Financing Receivable Modifications, principal forgiven	495,000,000	577,000,000
Allowances Related To Adoption Of Consolidation Accounting Guidance			693,000,000
Other interest rate concessions, primary modification type	11,362,000,000	6,595,000,000
High Value Properties, Threshold	1,000,000
California [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	13.00%	13.00%
Concentration Risk, Geographic	These loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 3% of total loans.
Home Affordable Modification Program [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	402,000,000	421,000,000
Second Lien Modification Program [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	45,000,000	46,000,000
Proprietary Program [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	258,000,000	184,000,000
Purchased Credit-Impaired Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days past due and still accruing	6,000,000,000	8,700,000,000
Purchased Credit-Impaired Loans [Member] | California [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	2.00%	3.00%
Trial modifications [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	705,000,000	651,000,000
Trial modifications [Member] | Financing Receivable Accruing [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	429,000,000	310,000,000
Trial modifications [Member] | Financing Receivable Nonaccruing [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Impaired loans, Recorded Investment	276,000,000	341,000,000
Commercial and Industrial Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	1,306,000,000	1,598,000,000	2,775,000,000	3,365,000,000	1,653,000,000
Financing Receivable, Recorded Investment, nonaccrual status	1,422,000,000	2,142,000,000
Impaired loans, Recorded Investment	2,086,000,000	3,072,000,000
Unpaid principal balance	3,331,000,000	7,191,000,000
Loan Concentration Risk (Textual) [Abstract]
Concentration Risk, Other Risk	At December 31, 2012 and 2011, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.
Commercial and Industrial Loans [Member] | Financing Receivable, Fully Charged Off, No Recorded Investment [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Unpaid principal balance		2,500,000,000
Commercial and Industrial Loans [Member] | Purchased Credit-Impaired Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days past due and still accruing	23,000,000	18,000,000
Commercial Real Estate Mortgage [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	382,000,000	636,000,000	1,151,000,000	670,000,000	29,000,000
Financing Receivable, Recorded Investment, nonaccrual status	3,322,000,000	4,085,000,000
Impaired loans, Recorded Investment	4,673,000,000	5,114,000,000
Unpaid principal balance	5,766,000,000	7,490,000,000
Commercial Real Estate Mortgage [Member] | Financing Receivable, Fully Charged Off, No Recorded Investment [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Unpaid principal balance		1,100,000,000
Commercial Real Estate Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days past due and still accruing	140,000,000	225,000,000
Commercial Real Estate Construction [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	191,000,000	351,000,000	1,189,000,000	1,063,000,000	178,000,000
Financing Receivable, Recorded Investment, nonaccrual status	1,003,000,000	1,890,000,000
Impaired loans, Recorded Investment	1,345,000,000	2,281,000,000
Unpaid principal balance	1,975,000,000	4,733,000,000
Commercial Real Estate Construction [Member] | Financing Receivable, Fully Charged Off, No Recorded Investment [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Unpaid principal balance		1,800,000,000
Commercial Real Estate Construction [Member] | Purchased Credit-Impaired Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days past due and still accruing	127,000,000	467,000,000
Commercial Real Estate Mortgage and Construction Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration Risk, Other Risk	At December 31, 2012 and 2011, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.
Commercial Real Estate Mortgage and Construction Loans [Member] | Criticized [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	21,000,000,000
Financing Receivable, Recorded Investment, nonaccrual status	4,300,000,000
Lease Financing and Foreign [Member] | Financing Receivable, Fully Charged Off, No Recorded Investment [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Unpaid principal balance		157,000,000
Total Commercial [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	2,014,000,000	2,796,000,000	5,433,000,000	5,564,000,000	2,170,000,000
Allowance for Credit Losses, Purchased Credit-Impaired	88,000,000	165,000,000
Financing Receivable, Recorded Investment, nonaccrual status	5,824,000,000	8,217,000,000
Impaired loans, Recorded Investment	8,186,000,000	10,566,000,000
Unpaid principal balance	11,235,000,000	19,726,000,000
Total Commercial [Member] | Loans held for sale [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	16,000,000	25,000,000
Total Commercial [Member] | Purchased Credit-Impaired Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days past due and still accruing	457,000,000	885,000,000
Total Consumer [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	8,959,000,000	10,819,000,000	14,667,000,000	14,261,000,000	6,607,000,000
Allowance for Credit Losses, Purchased Credit-Impaired	29,000,000	66,000,000
Financing Receivable, Recorded Investment, nonaccrual status	14,662,000,000	13,087,000,000
Financing Receivable, Recorded Investment, equal to or greater than 90 days past due	10,300,000,000	11,500,000,000
90 days past due and still accruing	1,100,000,000	1,500,000,000
Impaired loans, Recorded Investment	21,826,000,000	17,444,000,000
Unpaid principal balance	25,020,000,000	19,606,000,000
Total Consumer [Member] | Loans Discharged in Bankruptcy [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	888,000,000
Financing Receivable, Recorded Investment, nonaccrual status	1,800,000,000
Other interest rate concessions, primary modification type	5,200,000,000
Real estate 1-4 family first mortgage [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	3,013,000,000	3,883,000,000	4,900,000,000	3,318,000,000	540,000,000
Financing Receivable, Recorded Investment, nonaccrual status	11,455,000,000	10,913,000,000
Financing Receivables equal to or greater than 180 days past due, Percentage of Portfolio	3.00%	3.30%
Impaired loans, Recorded Investment	18,472,000,000	14,486,000,000
Unpaid principal balance	21,293,000,000	16,494,000,000
Real estate 1-4 family first mortgage [Member] | Mortgages held for sale [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	336,000,000	301,000,000
Real estate 1-4 family first mortgage [Member] | Loans Discharged in Bankruptcy [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	1,400,000,000
Other interest rate concessions, primary modification type	4,500,000,000
Real estate 1-4 family junior lien mortgage [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	3,437,000,000	3,763,000,000	4,934,000,000	4,812,000,000	2,204,000,000
Financing Receivable, Recorded Investment, nonaccrual status	2,922,000,000	1,975,000,000
Impaired loans, Recorded Investment	2,483,000,000	2,079,000,000
Unpaid principal balance	2,855,000,000	2,232,000,000
Real estate 1-4 family junior lien mortgage [Member] | Implementation of Interagency Guidance, Effect [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	960,000,000
Real estate 1-4 family junior lien mortgage [Member] | Loans Discharged in Bankruptcy [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	205,000,000
Other interest rate concessions, primary modification type	506,000,000
Auto loans [Member] | Loans Discharged in Bankruptcy [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, nonaccrual status	140,000,000
Other interest rate concessions, primary modification type	140,000,000
FHA Insured/VA Guaranteed [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, certain purchases net of certain transfers to held for sale	9,800,000,000	10,400,000,000
90 days past due and still accruing	20,745,000,000	19,240,000,000
FHA Insured/VA Guaranteed [Member] | Financing Receivable 90 Days Or More Past Due [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Government insured/guaranteed loans	20,200,000,000	18,500,000,000
FHA Insured, VA Or FFELP Guaranteed [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days past due and still accruing	21,800,000,000	20,500,000,000
Student Loans under FFELP [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
90 days past due and still accruing	1,065,000,000	1,281,000,000
Interest-only Loans [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	18.00%	21.00%
Pick-a-pay with payment option feature [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	4.00%				10.00%
Lines of credit [Member]
Loan Concentration Risk (Textual) [Abstract]
Lines of credit draw period, terms	Our first and junior lien lines of credit products generally have a draw period of 10 years with variable interest rates and payment options during the draw period of (1) interest only or (2) 1.5% of total outstanding balance. During the draw period, the borrower has the option of converting all or a portion of the line from a variable interest rate to a fixed rate with terms including interest-only payments for a fixed period between three to seven years or a fully amortizing payment with a fixed period between five to 30 years. At the end of the draw period, a line of credit generally converts to an amortizing payment loan with repayment terms of up to 30 years based on the balance at time of conversion.
Lines of credit portfolio, outstanding balance	84,600,000,000
Lines of credit portfolio, amount in amortization period	2,100,000,000
Lines of credit portfolio, percentage in amortization period	2.00%
Lines of credit portfolio, amount to enter amortization period in 2013-2014	8,200,000,000
Lines of credit portfolio, percentage to enter amortization period in 2013-2014	10.00%
Lines of credit portfolio, amount to enter amortization period in 2015-2017	29,400,000,000
Lines of credit portfolio, percentage to enter amortization period in 2015-2017	35.00%
Lines of credit portfolio, amount to enter amortization period in subsequent years	44,900,000,000
Lines of credit portfolio, percentage to enter amortization period in subsequent years	53.00%
Unfunded credit commitments, lines of credit portfolio	77,800,000,000
Lines of credit, amortization period [Member]
Loan Concentration Risk (Textual) [Abstract]
Lines of credit portfolio, amount 30 or more days past due	223,000,000
Lines of credit portfolio, percentage 30 or more days past due	11.00%
Lines of credit, draw period [Member]
Loan Concentration Risk (Textual) [Abstract]
Lines of credit portfolio, amount 30 or more days past due	1,900,000,000
Lines of credit portfolio, percentage 30 or more days past due	2.00%
Lease Financing [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loan charge-offs	24,000,000	38,000,000	120,000,000	229,000,000	65,000,000
Financing Receivable, Recorded Investment, nonaccrual status	27,000,000	53,000,000
Impaired loans, Recorded Investment	39,000,000	68,000,000
Unpaid principal balance	$ 54,000,000	$ 127,000,000
Loan Concentration Risk (Textual) [Abstract]
Concentration Risk, Other Risk	At December 31, 2012 and 2011, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.